Medium-term notes (Details) In Thousands, unless otherwise specified					0 Months Ended			1 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended			0 Months Ended
	Dec. 31, 2014 Medium-term notes. USD ($)	Dec. 31, 2014 Medium-term notes. CNY	Dec. 31, 2013 Medium-term notes. USD ($)	Dec. 31, 2013 Medium-term notes. CNY	Oct. 13, 2010 Medium-term notes. Tianwei Yingli item	Dec. 31, 2014 Medium-term notes. Tianwei Yingli	Oct. 13, 2010 Medium-term notes. Tianwei Yingli CNY	Mar. 31, 2012 Medium-term notes. Yingli China item	Mar. 31, 2012 Medium-term notes. Yingli China Maximum CNY	Oct. 13, 2010 Medium-term notes first tranche Tianwei Yingli	Dec. 31, 2014 Medium-term notes first tranche Tianwei Yingli	Oct. 13, 2010 Medium-term notes first tranche Tianwei Yingli CNY	May 03, 2012 Medium-term notes first tranche Yingli China	Dec. 31, 2014 Medium-term notes first tranche Yingli China	May 03, 2012 Medium-term notes first tranche Yingli China CNY	May 10, 2011 Medium-term notes second tranche Tianwei Yingli CNY	May 03, 2012 Medium-term notes second tranche Yingli China	May 03, 2012 Medium-term notes second tranche Yingli China CNY
Borrowings
Principal amount							2,400,000		1,500,000			1,000,000			1,200,000	1,400,000		300,000
Term of loan facility					5 years					5 years	5 years		3 years	3 years			5 years
Number of tranches allowed					2			2
Fixed annual interest rate for first three years (as a percent)												4.30%
Number of years initial interest rate is applicable										3 years
Fixed annual interest rate for remaining two years (as a percent)												5.70%
Remaining number of years subsequent interest rate is applicable										2 years
Effective interest rate (as a percent) for the entire contract term of 5 years						4.82%
Interest rate (as a percent)															5.78%	6.15%		6.01%
Deferred Finance Costs, Net, Total	$ 1,483	9,203	$ 1,998	12,395